Label	Element	Value
PureFunds ISE Junior Silver (Small Cap Miners/Explorers) ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ck0001467831_SupplementTextBlock
PureFunds™ ISE Junior Silver (Small Cap Miners/Explorers) ETF (the “Fund”)

a series of FactorShares Trust (the “Trust”)

October 19, 2015

Supplement to the

Summary Prospectus, Prospectus and Statement of Additional Information (“SAI”)

dated January 31, 2015, as previously supplemented

Risk/Return [Heading]	rr_RiskReturnHeading	PureFunds ISE Junior Silver (Small Cap Miners/Explorers) ETF
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
Effective October 19, 2015, Factor Advisors, LLC, the Fund’s investment adviser, is responsible for paying the annual operating expenses of the Fund, subject to the exceptions described below, in exchange for receiving a unitary management fee from the Fund of 0.69% of the Fund’s average daily net assets. Previously, PureShares, LLC was responsible for paying the Fund’s annual operating expenses in exchange for receiving an equivalent fee pursuant to a Business Management Agreement with the Trust, which has expired. This change is not expected to have any effect on the expenses paid by shareholders of the Fund.

The table of Annual Fund Operating Expenses in the Summary Prospectus and Prospectus is revised to read as follows:

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Restated to reflect the Fund’s Investment Advisory Agreement effective as of October 19, 2015.
Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	Please retain this Supplement with your Summary Prospectus, Prospectus and SAI.
PureFunds ISE Junior Silver (Small Cap Miners/Explorers) ETF | PureFunds ISE Junior Silver (Small Cap Miners/Explorers) ETF
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.69%	[1]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	none	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.69%

[1]	Restated to reflect the Fund's Investment Advisory Agreement effective as of October 19, 2015.